Shareholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified			12 Months Ended						12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Series B Preferred Stock [Member]		Dec. 31, 2011 Series D Preferred Stock [Member]		Dec. 31, 2011 Series E Preferred Stock [Member]		Dec. 31, 2011 Series H Preferred Stock [Member]		Dec. 31, 2011 Series I Preferred Stock [Member]		Dec. 31, 2011 Series J Preferred Stock [Member]		Dec. 31, 2011 Series K Preferred Stock [Member]		Dec. 31, 2011 Series L Preferred Stock [Member]		Dec. 31, 2011 Series M Preferred Stock [Member]		Dec. 31, 2011 Series T Preferred Stock [Member]		Dec. 31, 2011 Series 1 Preferred Stock [Member]		Dec. 31, 2011 Series 2 Preferred Stock [Member]		Dec. 31, 2011 Series 3 Preferred Stock [Member]		Dec. 31, 2011 Series 4 Preferred Stock [Member]		Dec. 31, 2011 Series 5 Preferred Stock [Member]		Dec. 31, 2011 Series 6 Preferred Stock [Member]		Dec. 31, 2011 Series 7 Preferred Stock [Member]		Dec. 31, 2011 Series 8 Preferred Stock [Member]		Dec. 31, 2011 Option One [Member] Series E Preferred Stock [Member]	Dec. 31, 2011 Option Two [Member] Series E Preferred Stock [Member]	Dec. 31, 2011 Through January 29, 2018 [Member] Series K Preferred Stock [Member]	Dec. 31, 2011 Through May 14, 2018 [Member] Series M Preferred Stock [Member]
Class of Stock [Line Items]
Total Shares Outstanding	3,689,084	3,943,660	7,571	[1]	26,174	[2],[3]	13,576	[2],[3]	114,483	[2],[3]	14,584	[2],[3]	38,053	[2],[3]	61,773	[2],[4]	3,080,182		52,399	[2],[4]	50,000		3,646	[2],[5]	12,111	[2],[5]	21,773	[2],[5]	10,773	[2],[5]	16,902	[2],[5]	59,388	[2],[6]	16,596	[2],[6]	89,100	[2],[5]
Liquidation Preference Per Share (in dollars)			$ 100	[1]	$ 25,000	[1]	$ 25,000	[1]	$ 25,000	[1]	$ 25,000	[1]	$ 25,000	[1]	$ 25,000	[1]	$ 1,000	[1]	$ 25,000	[1]	$ 100,000	[1]	$ 30,000	[1]	$ 30,000	[1]	$ 30,000	[1]	$ 30,000	[1]	$ 30,000	[1]	$ 1,000	[1]	$ 1,000	[1]	$ 30,000	[1]
Carrying Value	$ 18,730		$ 1	[1],[7]	$ 654	[2],[3],[7]	$ 340	[2],[3],[7]	$ 2,862	[2],[3],[7]	$ 365	[2],[3],[7]	$ 951	[2],[3],[7]	$ 1,544	[2],[3],[7]	$ 3,080	[2],[3],[7]	$ 1,310	[2],[3],[7]	$ 2,918	[2],[3],[7]	$ 109	[2],[3],[7]	$ 363	[2],[3],[7]	$ 653	[2],[3],[7]	$ 323	[2],[3],[7]	$ 507	[2],[3],[7]	$ 60	[2],[3],[7]	$ 17	[2],[3],[7]	$ 2,673	[2],[3],[7]
Per Annum Dividend Rate			7.00%	[1]	6.204%	[2],[3]			8.20%	[2],[3]	6.625%	[2],[3]	7.25%	[2],[3]			7.25%				6.00%						6.375%	[2],[5]					6.70%	[2],[6]	6.25%	[2],[6]	8.625%	[2],[5]		4.00%	8.00%	8.125%
Dividend Payment Rate, Variable															three-month Libor				three-month Libor				three-month Libor		three-month Libor				three-month Libor		three-month Libor								three-month Libor
Dividend Payment Basis Spread															3.63%				3.64%				0.75%		0.65%				0.75%		0.50%								0.35%
Preferred Stock, Discount on Shares	$ 333
Minimum Interest Rate Per Annum																							3.00%						4.00%

[1]	Series B Preferred Stock does not have early redemption/call rights.
[2]	The Corporation may redeem series of preferred stock on or after the redemption date, in whole or in part, at its option, at the liquidation preference plus declared and unpaid dividends.
[3]	Ownership is held in the form of depositary shares, each representing a 1/1000th interest in a share of preferred stock, paying a quarterly cash dividend, if and when declared.
[4]	Ownership is held in the form of depositary shares, each representing a 1/25th interest in a share of preferred stock, paying a semi-annual cash dividend, if and when declared, until the redemption date adjusts to a quarterly cash dividend, if and when declared, thereafter.
[5]	Ownership is held in the form of depositary shares, each representing a 1/1200th interest in a share of preferred stock, paying a quarterly cash dividend, if and when declared.
[6]	Ownership is held in the form of depositary shares, each representing a 1/40th interest in a share of preferred stock, paying a quarterly cash dividend, if and when declared.
[7]	Amounts shown are before third-party issuance costs and other Merrill Lynch purchase accounting related adjustments of $333 million.